SIGNIFICANT ACCOUNTING POLICIES: (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of presentation
a.
Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements.  Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements.  In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s consolidated financial position as of June 30, 2019, the consolidated results of operations for the six and three month periods anded June 30 2018 and 2019 and statements of changes in shareholders' equity and cash flows for the six month period ended June 30, 2018 and 2019.

The consolidated results for the six and three months period ended June 30, 2019 are not necessarily indicative of the results to be expected for the year ending December 31, 2019.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2018. The comparative balance sheet at December 31, 2018 has been derived from the audited financial statements at that date but does not include all disclosures required by U.S. GAAP.

Loss per share
b.
Loss per share

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options, which are included under the treasury stock method when dilutive. The calculation of diluted loss per share does not include 1,251,378  and 1,263,852 options and restricted shares for the six and the three months ended June 30, 2019, respectively and 1,090,213 and 1,188,067 options and restricted shares for the six and the three months ended June 30, 2018, respectively, because the effect would be anti-dilutive.

Revenue recognition
c.
Revenue Recognition

Effective January 1, 2018, the Company adopted Accounting Standards Codification, Topic 606, Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective method. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, an entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company identifies the performance obligations in the contract by assessing whether the goods or services promised within each contract are distinct. The Company then recognize revenue for the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Collaborative Arrangements

The Company entered into collaborative arrangements with partners that fall under the scope of ASC, Topic 808, Collaborative Arrangements (“ASC 808”). While these arrangements are in the scope of ASC 808, the Company may analogize to ASC 606 for some aspects of the arrangements. The Company analogizes to ASC 606 for certain activities within the collaborative arrangement for the delivery of a good or service (i.e., a unit of account) that is part of its ongoing major or central operations. Revenue recognized by analogizing to ASC 606 is recorded as “collaboration revenues”.

The terms of the Company’s collaborative arrangements typically include one or more of the following: (i) royalties on net sales of licensed products; (ii) reimbursements or cost-sharing of R&D expenses. Each of these payments results in collaboration revenues or an offset against R&D expense.

Royalties: For arrangements that include sales-based royalties and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Under certain collaborative arrangements, the Company has been reimbursed for a portion of its R&D expenses or participates in the cost-sharing of such R&D expenses. Such reimbursements and cost-sharing arrangements have been reflected as a reduction of R&D expense in the Company’s consolidated statements of operations, as the Company does not consider performing research and development services for reimbursement to be a part of its ongoing major or central operations.

Leases
d.	Leases

As of January 1, 2019, the Company adopted ASU No. 2016-02, “Leases (Topic 842),” which requires leases with durations greater than twelve months to be recognized on the balance sheet. The Company adopted the standard using the modified retrospective approach with an effective date as of the beginning of the Company's fiscal year, January 1, 2019. The Company elected the package of transition provisions available for expired or existing contracts, which allowed it to carryforward its historical assessments of (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs.

Right of Use ("ROU") assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company uses the implicit rate when readily determinable. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company elected the practical expedient to not separate lease and non-lease components for the leases.

The Condensed Consolidated Financial Statements for the six and three months ended June 30, 2019 are presented under the new standard, while comparative period presented is not adjusted and continue to be reported in accordance with the historical accounting policy.

Upon adoption, the new standard resulted in an increase of $1,200 in operating lease ROU assets and corresponding liabilities on the Company’s consolidated balance sheet and did not have a material impact on the Company’s condensed consolidated statements of operations or condensed consolidated statements of cash flows.  See also note 5.